Financial and Foreign Currency Translation Expenses Net	12 Months Ended
Dec. 31, 2012
Financial and Foreign Currency Translation Expenses Net Disclosure [Abstract]
FINANCIAL AND FOREIGN CURRENCY TRANSLATION EXPENSES, NET
NOTE 12:           FINANCIAL AND FOREIGN CURRENCY TRANSLATION EXPENSES, NET

	Year ended December 31,
	2012	2011

Interest on long-term loans (1)	(270)	(393)
Linkage difference and others, net	52	28
	(218)	(365)

(1) As for financial expenses to shareholders, see Note 15a.